Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Receivable for retainage					$ 2,000,000	$ 1,600,000
Disaggregation of Revenue [Line Items]
Revenues, net	$ 28,022,026	$ 25,271,126	$ 52,383,739	$ 50,863,280	104,563,002	51,640,813
Product
Disaggregation of Revenue [Line Items]
Revenues, net	21,546,581	16,786,133	38,423,320	35,228,216	72,861,907	28,918,591
Product | Circuit boards and cables
Disaggregation of Revenue [Line Items]
Revenues, net					18,780,769	15,700,902
Product | Supplements
Disaggregation of Revenue [Line Items]
Revenues, net					12,889,992	11,674,220
Product | Electronics
Disaggregation of Revenue [Line Items]
Revenues, net					41,191,146	1,543,469
Service
Disaggregation of Revenue [Line Items]
Revenues, net	$ 6,475,445	$ 8,484,993	$ 13,960,419	$ 15,635,064	31,701,095	22,722,222
Service | Construction contracts
Disaggregation of Revenue [Line Items]
Revenues, net					30,098,249	22,462,399
Service | Drone 3D mapping
Disaggregation of Revenue [Line Items]
Revenues, net					$ 1,602,846	$ 259,823